UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            Washington, D.C. 20549
                    FORM 13F

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one):  		[  ] is a restatement.
      						[  ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:  		GETCO Holding Company LLC
Address:   	141 W Jackson Blvd.
    		Chicago, IL 60604


Form 13F File Number: 028-13312

Central Index Key (CIK) Number: 0001453624

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Alex Sadowski
Title: 	Assistant General Counsel
Phone: 	312-676-5526

Signature, Place, and Date of Signing

       Alex Sadowski 		     Chicago, IL      February 12, 2009
       [Signature]    			 [City, State]        [Date]





Report Type (Check only one):

[ X]  13F HOLDINGS REPORT

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------
Form 13F Information Table Entry Total:             10655
                                        --------------------
Form 13F Information Table Value Total:             98735
                                        --------------------

List of Other Included Managers:

No.     13F File Number                     Name

01      28-                                 OCTEG, LLC
02      28-                                 GETCO, LLC

FORM 13F INFORMATION TABLE
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED NONE

APPLE INC                    COM              037833100     1083    12963       SH   DEFINED 01       12963      0    0
APPLE INC                    PUT              037833100     1220    14300   SH PUT   DEFINED 01           0      0    0
BANK OF AMERICA CORPORATION  CALL             060505104      154    11000  SH CALL   DEFINED 01           0      0    0
CME GROUP INC                COM              12572Q105    10405    50000       SH   DEFINED 02       50000      0    0
DIAMOND TR                   CALL             252787106     3352    38300  SH CALL   DEFINED 01           0      0    0
EXXON MOBIL CORP             CALL             30231G102      383     4800  SH CALL   DEFINED 01           0      0    0
GOLDMAN SACHS GROUP INC      PUT              38141G104      421     5000   SH PUT   DEFINED 01           0      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104      621     7366       SH   DEFINED 01        7366      0    0
INTERACTIVE BROKERS GROUP IN COM              45841N107      860    48073       SH   DEFINED 01 02    48073      0    0
ISHARES TR                   FTSE XNHUA IDX   464287184      299    10283       SH   DEFINED 01 02    10283      0    0
ISHARES TR                   MSCI EMERG MKT   464287234    13187   528151       SH   DEFINED 01      528151      0    0
ISHARES TR                   CALL             464287655      310     6300  SH CALL   DEFINED 01           0      0    0
ISHARES TR                   PUT              464287655     1117    22700   SH PUT   DEFINED 01           0      0    0
LIFE PARTNERS HOLDINGS INC   COM              53215T106      444    10190       SH   DEFINED 02       10190      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100      537    15869       SH   DEFINED 01 02    15869      0    0
MICROSOFT CORP               CALL             594918104      217    11200  SH CALL   DEFINED 01           0      0    0
POWERSHARES QQQ TRUST        PUT              73935A104     8413   282900   SH PUT   DEFINED 01           0      0    0
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104     9364   314882       SH   DEFINED 01      314882      0    0
ROYAL GOLD INC               COM              780287108      493    10028       SH   DEFINED 01 02    10028      0    0
SELECT SECTOR SPDR TR        CALL             81369Y506      917    19200  SH CALL   DEFINED 01           0      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605      176    14114       SH   DEFINED 01       14114      0    0
SELECT SECTOR SPDR TR        PUT              81369Y605      310    24800   SH PUT   DEFINED 01           0      0    0
SPDR TR                      CALL             78462F103    44452   492600  SH CALL   DEFINED 01           0      0    0